Condensed Consolidated Interim Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Sales	$ 221,847	$ 18,283	$ 309,367	$ 182,474	$ 571,945	$ 0
Cost of Sales	59,825	12,019	89,125	70,894	388,756	0
Gross Margin	162,022	6,264	220,242	111,580	183,189	0
Operating expenses
Sales and marketing	435,294	187,265	880,817	269,463	1,188,207	0
Research and development	715,400	813,773	1,401,309	1,231,563	2,663,146	1,397,554
General and administrative	1,505,528	577,853	2,133,134	1,881,467	3,346,230	3,676,125
Share compensation expense (Note 11)	762,208	204,842	1,013,256	424,090	1,001,950	1,495,837
Convertible debt accretion (Note 8)	74,073	0	74,073	0
Amortization (Note 4)	76,985	0	169,934	0	550,080	0
Depreciation (Note 7)	23,820	23,590	48,372	33,753	79,868	63,454
Total operating expenses	3,593,308	1,807,323	5,720,895	3,840,336	8,829,481	6,632,970
Other expenses (income)
Foreign Exchange	15,595	0	114,156	0	71,573	112,771
Interest expense (income) (Note 8)	167,594	(5,203)	240,360	10,031	43,735	2,839
Other income	886	(395,296)	708	(406,514)	(692,198)	(42,173)
Change in fair value of warrant derivative liability (Note 10)	0	0	0	0
Total other expenses (income)	184,075	(400,499)	355,224	(396,483)	(576,890)	73,437
Net loss and comprehensive loss for the period	$ (3,615,361)	$ (1,400,560)	$ (5,855,877)	$ (3,332,273)	$ (8,069,402)	$ (6,706,407)
Loss per share - basic	$ (0.04)	$ (0.02)	$ (0.06)	$ (0.04)	$ (0.09)	$ (0.09)
Loss per share - diluted	$ (0.04)	$ (0.02)	$ (0.06)	$ (0.04)	$ (0.09)	$ (0.09)
Weighted average number of shares outstanding - basic	101,794,615	85,924,462	99,335,514	87,232,426	91,784,976	71,554,822
Weighted average number of shares outstanding - diluted	101,794,615	85,924,462	99,335,514	87,232,426